CAPITAL LEASES	12 Months Ended
Dec. 31, 2012
CAPITAL LEASES [Abstract]
CAPITAL LEASES
22. CAPITAL LEASES

(in thousands of $)	2012	2011
Total obligations under capital leases	412,371	405,843
Less: current portion of obligations under capital leases	(5,837)	(5,909)
Long-term obligations under capital leases	406,534	399,934

As of December 31, 2012 and 2011, the Partnership operated three vessels under capital leases. These leases are in respect of a refinancing transaction undertaken during 2003, a lease financing transaction during 2004 and another in 2005.

The leasing transaction, which occurred in August 2003, was in relation to the newbuilding, the Methane Princess. The Partnership novated the Methane Princess newbuilding contract prior to completion of construction and leased the vessel from the same financial institution in the United Kingdom ("The Methane Princess Lease"). The lessor of the Methane Princess has a second priority security interest in the Methane Princess and the Golar Spirit.

The leasing transaction, which occurred in April 2004, was in relation to the newbuilding, the Golar Winter. The Partnership novated the Golar Winter newbuilding contract prior to completion of construction and leased the vessel from a financial institution in the UK ("Golar Winter Lease").

The leasing transaction in April 2005 was in relation to the newbuilding, the Golar Grand. In April 2005, the Partnership novated the Golar Grand newbuilding contract prior to completion of construction and leased the vessel from the same financial institution in the UK ("Grand Lease").

The Partnership's obligations to the lessors under the Methane Princess Lease and Grand Lease are secured by letters of credit ("LC") provided by other banks. Details of the security deposits provided by the Partnership to the banks providing the LCs are given in note 17.

As of December 31, 2012, the Partnership is committed to make quarterly minimum rental payments (including interest) under capital leases, as follows:

Year ending December 31, (in thousands of $)	Methane Princess Lease	Golar Winter Lease	Grand Lease	Total
2013	7,494	9,995	9,067	26,556
2014	7,781	9,927	9,014	26,722
2015	8,082	9,911	9,000	26,993
2016	8,387	9,911	9,000	27,298
2017	8,702	9,911	9,000	27,613
2018 and thereafter	192,856	143,705	178,686	515,247
Total minimum lease payments	233,302	193,360	223,767	650,429
Less: Imputed interest	(77,495)	(71,902)	(88,661)	(238,058)
Present value of minimum lease payments	155,807	121,458	135,106	412,371

The Methane Princess Lease liability continues to increase until 2014 and thereafter decreases over the period to 2034, which is the end of the primary term of the lease. The interest element of the lease rentals is accrued at a floating rate based upon British Pound (GBP) LIBOR.

The Golar Winter Lease is for a primary period of 28 years, expiring in April 2032. The lease liability is reduced by lease rentals from inception. The interest element of the lease rentals is accrued at a rate based upon floating rate GBP LIBOR. The lease with respect to the Golar Winter contains a minimum value clause that is applicable only if the Golar Winter is not chartered under a time charter acceptable to the lessor for this purpose, such as the current time charter. The Golar Winter Lease generally provides that, in the event that the Golar Winter charter is terminated and is not replaced with a similar charter, the amount of any obligations outstanding under the Golar Winter Lease shall be equal to or less than 80% of the value of the vessel at the time of any such charter termination. In the event that the minimum value clause becomes applicable and is not satisfied, the lessee shall either procure a letter of credit in an amount sufficient to cover any deficiency between the amount that is equal to 80% of the value of the vessel at the time of any such charter termination and the amount of any obligations outstanding under the Golar Winter Lease or, if the lessor agrees, provide alternative additional security to the lessor.

The Grand Lease is for a primary period of 30 years, expiring January 2036. The lease liability is reduced by lease rentals from inception. The interest element of the lease rentals is accrued at a rate based upon floating rate USD LIBOR. In contrast to the Partnership's other leases, the Grand Lease obligation and the cash deposits securing the lease obligation are denominated in USD. However, in common with the Golar Winter Lease, the cash deposits securing the lease obligation are significantly less than the lease obligation itself.

The Partnership determined that the entities that owned the vessels were variable interest entities in which the Partnership had a variable interest and was the primary beneficiary. Upon transferring the vessels to the financial institutions, the Partnership measured the subsequently leased vessels at the same amounts as if the transfer had not occurred, which was cost less accumulated depreciation at the time of transfer.